Basic and diluted earnings (loss) per share	12 Months Ended
Dec. 31, 2017
Basic and diluted earnings (loss) per share
Basic and diluted earnings (loss) per share

9.Basic and diluted earnings (loss) per share

As disclosed in note 29, the Company converted its class “A” preferred shares into common shares, without changing the amount of share capital.  Therefore, the weighted average number of shares was restated as if the conversion had occurred at the beginning of the last comparative year presented.

The basic and diluted earnings (loss) per share are presented below:

	Year ended December 31
	2017	2016	2015
Net income (loss) attributable to Vale’s stockholders:
Net income (loss) from continuing operations	6,313	5,211	(11,929)
Loss from discontinued operations	(806)	(1,229)	(200)

Net income (loss)	5,507	3,982	(12,129)

Thousands of shares (restated)
Weighted average number of shares outstanding — common shares	5,197,432	5,197,432	5,197,432

Basic and diluted earnings (loss) per share from continuing operations (restated):
Common share (US$)	1.21	1.00	(2.30)
Basic and diluted loss per share from discontinued operations (restated):
Common share (US$)	(0.16)	(0.23)	(0.03)
Basic and diluted earnings (loss) per share (restated):
Common share (US$)	1.05	0.77	(2.33)

The Company does not have potential outstanding shares with dilutive effect on the earnings (loss) per share.